UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-6239

Tax-Free Fund For Utah
(Exact Name of Registrant as Specified in Charter)

380 Madison Avenue, Suite 2300
New York, New York  10017
(Address of Principal Executive Offices)(Zip Code)

Joseph P. DiMaggio, Chief Financial Officer and Treasurer
380 Madison Avenue, Suite 2300
New York, New York  10017
(Name and address of Agent for Service)

Registrant's Telephone Number, including Area Code: (212) 697-6666

Date of fiscal year end: June 30, 2009

Date of reporting period:  March 31, 2010

Item 1. Schedule of Investments.

TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS
March 31, 2010
(unaudited)

		Rating
Principal		Moody's/
Amount	General Obligation Bonds (12.9%)	S&P	Value	(a)

	City, County and State (8.6%)

	Alamo, Texas Community College District
$595,000	4.375%, 02/15/25 NPFG Insured	Aa1/AA+	$603,729

	Anderson, Indiana San District
505,000	4.600%, 07/15/23 AMBAC Insured	A3/A-	513,989

	Cedar City, Utah Special Improvement District Assessment
235,000	5.050%, 09/01/10	NR/NR*	234,133
215,000	5.200%, 09/01/11	NR/NR*	212,113

	Cedar Park, Texas
835,000	4.500%, 02/15/22 NPFG Insured	A1/AA	847,066

	Clark County, Nevada, Refunding
2,000,000	5.000%, 11/01/28 AGMC Insured	Aa1/AAA	2,072,380

	Clark County, Nevada, Refunding, Series B
1,000,000	5.000%, 07/01/23	Aa1/AA+	1,063,330

	Coral Canyon, Utah Special Service District
140,000	4.850%, 07/15/17	NR/NR*	117,450
580,000	5.700%, 07/15/18	NR/NR*	503,156

	Dawson County, Texas Hospital District
555,000	4.375%, 02/15/24 AMBAC Insured	NR/BBB+	498,440

	Denton County, Texas
700,000	4.500%, 07/15/24 NPFG Insured	Aa1/AAA	716,457
400,000	4.500%, 07/15/25 NPFG Insured	Aa1/AAA	407,688
1,500,000	4.250%, 07/15/27 NPFG Insured	Aa1/AAA	1,501,560

	Harris County, Texas Utility District #268
905,000	4.375%, 09/01/27 Radian Insured	NR/NR*	789,649

	Houston, Texas Public Improvement
1,500,000	5.000%, 03/01/29	Aa3/AA	1,590,600

	King County, Washington Unlimited Tax
1,000,000	4.500%, 12/01/25 AGMC Insured	Aa1/AAA	1,036,640

	Laredo, Texas
300,000	4.250%, 08/15/21 AMBAC Insured	A1/AA-	306,624
500,000	4.500%, 02/15/24 AMBAC Insured	A1/AA-	512,025

	McKinney, Texas
1,700,000	4.500%, 08/15/23 Syncora Guarantee, Inc. Insured	Aa2/AA+	1,755,471
1,375,000	5.000%, 08/15/24 AMBAC Insured	Aa2/AA+	1,472,048
695,000	4.375%, 08/15/25 NPFG Insured	Aa2/AA+	712,987

	Mesquite, Texas
510,000	4.625%, 02/15/22 AGMC Insured	Aa3/AAA	532,165

	Montgomery County, Texas
2,975,000	5.250%, 03/01/32	Aa3/AA	3,209,490

	Ocean Shores, Washington Refunding
1,030,000	5.500%, 12/01/21 NPFG-FGIC Insured	NR/A	1,067,544

	San Antonio, Texas
125,000	4.750%, 02/01/24 AGMC Insured	Aa1/AAA	130,179

	San Patricio County, Texas
450,000	4.600%, 04/01/25 AMBAC Insured	A2/NR	464,486

	Texas State
415,000	4.500%, 08/01/22	Aa1/AA+	440,473

	Waco, Texas
2,560,000	4.500%, 02/01/24 NPFG Insured	Aa3/AA	2,603,930

	Washington County, Utah
1,250,000	5.000%, 10/01/22 NPFG Insured**	A1/NR	1,290,950

	Washoe County, Nevada Refunding Reno/Sparks Convention
2,000,000	5.000%, 07/01/23 NPFG-FGIC Insured	Aa2/AA	2,033,440

	Williamson County, Texas
460,000	4.500%, 02/15/26 AGMC Insured	Aa2/AAA	472,613

	Total City, County and State		29,712,805

	School District (4.3%)

	Borger, Texas Independent School District
400,000	4.500%, 02/15/24	NR/AAA	415,416
500,000	4.500%, 02/15/25	NR/AAA	516,085

	Clint, Texas Independent School District
265,000	4.250%, 02/15/28	NR/AAA†	266,492

	Conroe, Texas Independent School District, School Building
750,000	5.750%, 02/15/35 Series A	Aa3/AA	820,253

	Freemont County, Wyoming School District #14
355,000	4.500%, 06/15/26	NR/BBB††††	366,204

	Frisco, Texas Independent School District
1,260,000	5.000%, 07/15/26 PSF Guaranty	Aaa/NR†	1,319,069

	Galena Park, Texas Independent School District
295,000	4.625%, 08/15/25 PSF Guaranty	Aaa/NR†	308,110

	Harrisburg, South Dakota Independent School District No. 41-2
1,370,000	4.500%, 01/15/24 AGMC Insured	Aa3/NR	1,381,385

	La Feria, Texas Independent School District
210,000	4.400%, 02/15/24 PSF Guaranty	Aaa/NR	215,439

	Lindale, Texas Independent School District
440,000	4.250%, 02/15/21 PSF Guaranty	NR/AAA	453,024
1,000,000	4.250%, 02/15/22 PSF Guaranty	NR/AAA	1,026,000
445,000	4.375%, 02/15/23 PSF Guaranty	NR/AAA	458,426

	Lovejoy, Texas Independent School District
200,000	4.500%, 02/15/24 PSF Guaranty	Aaa/AAA	205,890

	Navasota, Texas Independent School District
475,000	5.000%, 08/15/23 NPFG FGIC Insured	A3/NR	493,416

	Prosper, Texas Independent School District
395,000	4.125%, 08/15/21 PSF Guaranty	NR/AAA†	405,787

	Spring, Texas Independent School District
300,000	4.750%, 08/15/23	Aaa/AAA	308,988

	Uintah County, Utah School District
455,000	4.250%, 02/01/24	Aaa/NR	468,969

	Van, Texas Independent School District
750,000	4.875%, 02/15/26	Aaa/AAA	795,915

	Wasatch County, Utah School District
880,000	5.000%, 06/01/25	Aaa/NR	945,903

	Washington County, Utah
440,000	5.000%, 10/01/18 Syncora Guarantee Inc. Insured**	A1/NR	465,678
465,000	5.000%, 10/01/19 Syncora Guarantee Inc. Insured	A1/NR	488,989
490,000	5.000%, 10/01/20 Syncora Guarantee Inc. Insured	A1/NR	514,662
510,000	5.000%, 10/01/21 Syncora Guarantee Inc. Insured	A1/NR	535,668
535,000	5.000%, 10/01/22 Syncora Guarantee Inc. Insured	A1/NR	558,781
565,000	5.000%, 10/01/23 Syncora Guarantee Inc. Insured	A1/NR	587,521
320,000	5.000%, 10/01/24 Syncora Guarantee Inc. Insured	A1/NR	332,355

	Washoe County, Nevada School District
200,000	4.625%, 06/01/23 NPFG FGIC Insured	Aa3/AA	204,134

	Total School District		14,858,559

	Total General Obligation Bonds		44,571,364

	Revenue Bonds (85.3%)

	Airport (3.1%)

	Broward County, Florida Airport System Revenue Refunding
1,000,000	5.375%, 10/01/29 Series O	A1/A+	1,034,920

	Clark County, Nevada Passenger Facility Charge
255,000	4.750%, 07/01/22 NPFG Insured AMT	Aa3/A+	255,199

	Clark County, Nevada Passenger Facilities Charge Revenue Las Vegas-McCarran International Airport
1,500,000	5.000%, 07/01/30	Aa3/A+	1,497,990

	Greater Orlando Aviation Authority, Florida Airport
2,000,000	5.500%, 10/01/23 AMT	Aa3/A+	2,052,000

	Hillsborough County, Florida Aviation Authority
2,185,000	5.250%, 10/01/23 NPFG Insured AMT**	Aa3/A+	2,216,202

	Indianapolis, Indiana Airport Authority Revenue Refunding, Series A
1,000,000	5.000%, 01/01/37	A1/A	988,290

	Miami-Dade County, Florida Aviation Revenue Miami International Airport, Series A-1
1,700,000	5.000%, 10/01/22	A2/A-	1,726,350

	Reno-Tahoe, Nevada Airport Authority Revenue Refunding
1,000,000	5.000%, 07/01/26 AGMC Insured	Aa3/NR††	982,470

	Total Airport		10,753,421

	Education (27.2%)

	Carmel, Indiana 2002 School Building Corp.
1,235,000	4.300%, 01/15/23 AGMC Insured	Aa3/AAA	1,249,462

	Central Washington State University System Revenue
1,265,000	4.375%, 05/01/26 AGMC Insured	Aa3/NR	1,286,050

	Florida State Board of Education Public Education
210,000	4.500%, 06/01/25 AGMC Insured	Aa1/AAA	213,270

	Hillsborough County, Florida School Board COP
560,000	4.250%, 07/01/26 NPFG Insured	Aa3/AA-	540,204

	Laredo, Texas Independent School District Public Facility Corp.
190,000	5.000%, 08/01/24 AMBAC Insured	NR/A†††	192,652

	La Vernia, Texas Higher Education Finance Corp.
3,551,900	6.500%, 03/12/38	NR/NR*	3,108,907

	Nevada System Higher Education COP
1,000,000	5.000%, 07/01/25 AMBAC Insured	NR/AA-††	1,053,360

	Salt Lake County, Utah Westminster College Project
825,000	4.750%, 10/01/20	NR/BBB	802,420
870,000	4.750%, 10/01/21	NR/BBB	846,719
2,300,000	5.000%, 10/01/22	NR/BBB	2,266,420
1,250,000	5.000%, 10/01/25	NR/BBB	1,196,700
2,025,000	5.125%, 10/01/28	NR/BBB	1,871,201

	San Angelo, Texas Independent School District
1,000,000	5.250%, 02/15/34 AGMC Insured	NR/AAA††	1,047,540

	Spanish Fork City, Utah Charter School Revenue American Leadership Academy
1,800,000	5.550%, 11/15/21	NR/NR*	1,630,620
945,000	5.550%, 11/15/26	NR/NR*	809,950

	Texas A&M University Revenue
1,750,000	5.000%, 07/01/34	Aaa/AAA	1,893,938

	Texas State College Student Loan Revenue
100,000	5.000%, 08/01/22 AMT	Aa1/AA+	100,419

	Texas State University System Financing Revenue
655,000	4.375%, 03/15/23 AGMC Insured	Aa3/AAA	667,668
2,000,000	5.250%, 03/15/25	Aa3/AAA	2,177,120

	Tyler, Texas Independent School District
325,000	5.000%, 02/15/26 AGMC Insured	Aa3/AAA	338,042

	University of Nevada (University Revenues)
115,000	4.500%, 07/01/24 ETM NPFG Insured	Aa3/AA-	121,669
75,000	4.500%, 07/01/24 NPFG Insured	Aa3/AA-	76,385

	University of Utah COP
3,170,000	4.350%, 12/01/26 AMBAC Insured	Aa3/AA-	3,246,587

	Utah County, Utah Charter School Revenue Lakeview Academy
315,000	5.350%, 07/15/17 Series A	NR/NR*	290,452

	Utah County, Utah Charter School Revenue Lincoln Academy
950,000	5.450%, 06/15/17 Series A	NR/NR*	881,971

	Utah County, Utah Charter School Revenue Renaissance Academy
340,000	5.350%, 07/15/17 Series A	NR/NR*	314,609

	Utah County, Utah School Facility
1,275,000	6.500%, 12/21/25	NR/NR*	1,107,516

	Utah State Board of Regents Auxiliary & Campus Facility
1,000,000	4.125%, 04/01/20 NPFG Insured	Aa2/AA	1,017,360

	Utah State Board of Regents Lease Revenue
410,000	4.500%, 05/01/20 AMBAC Insured	NR/AA	426,318
425,000	4.500%, 05/01/21 AMBAC Insured	NR/AA	441,214
450,000	4.625%, 05/01/22 AMBAC Insured	NR/AA	468,954
120,000	4.650%, 05/01/23 AMBAC Insured	NR/AA	124,819

	Utah State Board of Regents Office Facility Revenue
450,000	5.050%, 02/01/20 NPFG Insured	Baa1/AA	460,094
360,000	5.125%, 02/01/22 NPFG Insured	Baa1/AA	367,718
1,045,000	5.000%, 04/01/23 NPFG Insured	Aa3/AA-	1,103,416

	Utah State Charter School Finance Authority American Prep Academy
6,900,000	8.000%, 03/15/39	NR/NR*	6,977,004

	Utah State Charter School Finance Authority Channing Hall Academy
1,700,000	5.750%, 07/15/22 Series A	NR/NR*	1,372,189

	Utah State Charter School Finance Authority Da Vinci Academy
6,920,000	8.000%, 03/15/39	NR/NR*	6,996,812

	Utah State Charter School Finance Authority Entheos Academy
5,895,000	6.750%, 08/15/38	NR/NR*	5,173,216

	Utah State Charter School Finance Authority Fast Forward Academy
3,070,700	6.500%, 11/15/37 144A	NR/NR*	2,531,546

	Utah State Charter School Finance Authority G. Washington Academy
1,000,000	6.750%, 07/15/28	NR/NR*	902,060

	Utah State Charter School Finance Authority Legacy Prep Academy
5,715,000	6.750%, 06/15/38	NR/NR*	5,740,317
7,800,000	7.250%, 06/15/39	NR/NR*	7,942,662

	Utah State Charter School Finance Authority Noah Webster Academy
3,155,000	6.250%, 06/15/28	NR/NR*	2,683,454
1,475,000	6.500%, 06/15/38	NR/NR*	1,231,345

	Utah State Charter School Finance Authority Rockwell Charter School
1,000,000	6.750%, 08/15/28	NR/NR*	900,990

	Utah State Charter School Finance Authority Ronald Wilson Reagan Academy
1,185,000	5.750%, 02/15/22 Series A	NR/NR*	1,036,520

	Utah State Charter School Finance Authority Summit Academy
1,425,000	5.125%, 06/15/17	NR/BBB-	1,306,041

	Utah State Charter School Finance Authority Venture Academy
7,270,000	7.250%, 11/15/38	NR/NR*	7,273,272

	Washington State Higher Ed. Facilities Authority Revenue, Refunding, Gonzaga University Project
950,000	5.000%, 04/01/24 Series B	A3/NR	972,791

	Washington State University Revenue
750,000	5.000%, 10/01/19 AGMC Insured	Aa3/AAA	757,433
735,000	4.600%, 10/01/29 AGMC Insured	Aa3/AAA	756,278

	Wayne Township, Indiana Marion City School Building Corp.
1,120,000	5.000%, 07/15/26 NPFG FGIC Insured	NR/AA+	1,183,403

	Weber State University, Utah Student Facilities System
1,825,000	4.400%, 04/01/27 AGMC Insured	NR/AAA	1,867,979

	Zionsville, Indiana Community Schools Building Corp. First Mortgage, Series Z
2,645,000	5.000%, 07/15/22 AGMC Insured	Aa3/AAA	2,803,065

	Total Education		94,150,121

	Healthcare (1.7%)

	Harris County, Texas Health Facility Development Corp.
145,000	5.000%, 11/15/28 AMBAC Insured	NR/A-	138,727

	Indiana Finance Authority Hospital Revenue, Parkview Health System
1,650,000	5.875%, 05/01/29	A1/A+	1,691,514

	Reno, Nevada Hospital Revenue, Washoe Medical Center
725,000	5.000%, 06/01/23 AGMC Insured	Aa3/AAA	721,498
680,000	5.000%, 06/01/23 AGMC Insured	Aa3/AAA	676,716

	Richmond, Indiana Hospital Revenue
250,000	5.000%, 01/01/19	NR/AA-††	261,875

	Salt Lake County, Utah Hospital Revenue, IHC Health Services
1,480,000	5.500%, 05/15/16	Aa1/AA+	1,557,508

	Sarasota County, Florida Public Hospital District Revenue, Sarasota Memorial Hospital Project
250,000	5.625%, 07/01/39	A1/NR††	257,508

	Washington State Health Care Facilities Authority Revenue, Coop of Puget Sound
500,000	5.375%, 12/01/17 AMBAC Insured	NR/BBB+†††	510,165

	Total Healthcare		5,815,511

	Hospital (1.7%)

	Campbell County, Wyoming Hospital District, Hospital Revenue, Memorial Hospital Project
1,040,000	5.000%, 12/01/20	NR/A-	1,062,308
1,000,000	5.500%, 12/01/34	NR/A-	985,320

	Collier County, Florida Individual Development Authority Health Care Facilities Naples Community Hospital, Inc. Project
2,230,000	4.650%, 10/01/34	Aa3/A+	2,211,424

	Riverton, Utah Hospital Revenue, IHC Health Services, Inc.
500,000	5.000%, 08/15/36	Aa1/AA+	502,195

	Washington State Health Care Facilities Authority Revenue, Refunding, Fred Hutchinson Cancer
1,280,000	5.000%, 01/01/18	A2/A	1,312,922

	Total Hospital		6,074,169

	Housing (8.8%)

	Alaska Housing Finance Corp. Housing Revenue
950,000	4.700%, 06/01/27 AMT	Aa2/AA	895,736
860,000	5.250%, 12/01/28 AMT	Aa2/AA	859,940

	Alaska State Local Housing Authority
500,000	5.125%, 06/01/27 Series A2 AMT	Aaa/AAA	496,305

	Florida Housing Finance Corp.
660,000	5.000%, 07/01/21 AMT	Aa1/AA+	664,198
485,000	6.000%, 07/01/28	Aa1/AA+	516,530

	Indiana State Housing Finance Authority Single Family
240,000	4.850%, 07/01/22 AMT	Aaa/NR†	240,775

	Indianapolis, Indiana Multi-Family
440,000	4.850%, 01/01/21 AMT	Aa2/NR	443,036

	Miami-Dade County, Florida Housing Finance Authority
535,000	5.000%, 11/01/23 AGMC Insured AMT	Aa3/AAA	535,498

	Nevada Housing Multi-Family, LOC: US Bank
985,000	4.750%, 04/01/39 AMT	NR/AA-	950,968

	North Dakota Housing Authority Home Mortgage Revenue
1,955,000	5.400%, 07/01/23 AMT	Aa1/NR	2,006,612
980,000	5.650%, 07/01/28 AMT	Aa1/NR	1,003,255
890,000	5.400%, 07/01/28	Aa1/NR	928,777

	Orange County, Florida Housing Finance Authority
105,000	5.150%, 03/01/22	NR/NR*	105,144

	Puerto Rico Housing Finance Authority
1,100,000	5.125%, 12/01/27	NR/AA-†††	1,116,434

	Snohomish County, Washington Housing Authority
150,000	4.750%, 09/01/10 AMT	NR/NR*	149,300
185,000	4.875%, 09/01/12 AMT	NR/NR*	179,156
225,000	5.000%, 09/01/13 AMT	NR/NR*	214,765
185,000	5.000%, 09/01/14 AMT	NR/NR*	173,434
145,000	5.100%, 09/01/15 AMT	NR/NR*	133,937

	South Dakota Housing Development Authority
500,000	6.000%, 05/01/28	Aa1/AAA	538,000

	Texas State Housing Revenue
385,000	4.800%, 09/01/27 AMT	Aa1/AAA	365,045
880,000	5.250%, 09/01/32 AMT	Aa1/AAA	882,983

	Utah Housing Corporation Single Family Mortgage
25,000	5.250%, 07/01/23 AMT	Aa2/AA	25,113
1,120,000	5.125%, 07/01/24 AMT	Aa3/AA-	1,122,878
870,000	5.000%, 07/01/25 AMT	Aa3/AA-	871,035
465,000	5.100%, 01/01/26 AMT	Aa3/AA-	464,963
110,000	5.650%, 07/01/27 AMT	Aa2/AA	110,575
1,630,000	5.250%, 01/01/28 AMT	Aa3/AA-	1,640,285
605,000	5.200%, 01/01/28 AMT	Aa3/AA-	604,074
1,905,000	5.800%, 07/01/28 AMT	Aa3/AA-	1,964,722
665,000	5.700%, 07/01/28 AMT	Aa3/AA	682,117
465,000	5.500%, 07/01/28 AMT	Aa3/AA-	471,747
810,000	6.100%, 01/01/29 AMT	Aa3/AA-	845,762

	Utah Housing Corporation Single Family Mortgage
1,325,000	5.250%, 07/01/28 Series A	Aa3/AA-	1,349,102

	Utah Housing Corporation Single Family Mortgage
1,000,000	4.500%, 07/01/23 Series C	Aa3/AA-	1,029,670

	Utah State Housing Finance Agency
90,000	5.700%, 07/01/15 AMT	Aa3/AA-	90,552
10,000	5.650%, 07/01/16 Series 1994C	Aaa/NR	10,018
30,000	5.400%, 07/01/16 AMT	Aa2/NR	29,988
485,000	5.500%, 07/01/18 AMT	Aa3/AA-	492,818
10,000	5.300%, 07/01/18 AMT	Aaa/AAA	10,088
50,000	5.000%, 07/01/18 AMT	Aaa/AAA	50,039
30,000	5.400%, 07/01/20 AMT	Aaa/NR	30,274
140,000	5.600%, 07/01/23 AMT	Aa2/AA	141,438
10,000	5.700%, 07/01/26 NPFG Insured	A2/A	10,012

	Wyoming Community Development Authority Housing Revenue
2,000,000	5.000%, 12/01/22 Series 10 AMT	Aa1/AA+	2,017,820
2,920,000	5.625%, 12/01/38	Aa1/AA+	3,032,624

	Total Housing		30,497,542

	Industrial Development & Pollution Control (1.2%)

	Emery County, Utah Pollution Control Revenue Pacificorp Projects
3,000,000	5.650%, 11/01/23	A2/A	3,004,560

	Sandy City, Utah Industrial Development, H Shirley Wright Project,
	Refunding Bonds, LOC Olympus Bank
250,000	6.125%, 08/01/16	NR/AAA	250,448

	Utah County Environmental Improvement Revenue
1,025,000	5.050%, 11/01/17	Baa1/BBB+	1,060,465

	Total Industrial Development & Pollution Control		4,315,473

	Lease (10.4%)

	Celebration Community Development District, Florida
290,000	5.000%, 05/01/22 NPFG Insured	Baa1/A	266,501

	Clark County, Nevada Improvement District Revenue
700,000	5.125%, 12/01/19	NR/NR*	598,808

	Clark County, Nevada Improvement District Special Local Improvement #128 (Summerlin)
500,000	5.000%, 02/01/21 Series A	NR/NR*	372,780

	Davis County, Utah Lease Revenue DMV Project
78,000	5.400%, 11/01/17	NR/NR*	77,949
83,000	5.450%, 11/01/18	NR/NR*	82,436
87,000	5.500%, 11/01/19	NR/NR*	86,168
92,000	5.550%, 11/01/20	NR/NR*	90,840
97,000	5.600%, 11/01/21	NR/NR*	95,217
103,000	5.650%, 11/01/22	NR/NR*	100,464
108,000	5.700%, 11/01/23	NR/NR*	104,820
115,000	5.700%, 11/01/24	NR/NR*	110,702
121,000	5.750%, 11/01/25	NR/NR*	116,072
128,000	5.750%, 11/01/26	NR/NR*	121,700

	Marion County, Indiana Convention & Recreational Facilities Authority
405,000	5.000%, 06/01/27 NPFG Insured	Baa1/A	396,754

	Middle Village, Florida Community Development District Special Assessment Revenue
1,130,000	6.750%, 05/01/25	NR/NR*	1,132,091

	New Albany, Indiana Development Authority
500,000	4.250%, 02/01/22	NR/A-	496,760

	Port Saint Lucie, Florida Special Assessment Revenue Southwest Annexation District 1-B
500,000	5.000%, 07/01/27 NPFG Insured	Baa1/A	484,795

	Red River, Texas Higher Education TCU Project
1,000,000	4.375%, 03/15/25	Aa3/NR††	1,007,000

	Salt Lake Valley, Utah Fire Service District Lease Revenue
2,645,000	5.200%, 04/01/28	Aa3/NR††	2,777,091
1,000,000	5.250%, 04/01/30	Aa3/NR††	1,044,390

	South Dakota State Building Authority Revenue
500,000	4.500%, 06/01/24 NPFG FGIC Insured	NR/AA-	511,020

	Tolomato Community, Florida Development District Special Assessment Revenue
1,000,000	6.450%, 05/01/23	NR/NR*	883,060

	Tooele County, Utah Municipal Building Authority School District Lease Revenue
1,000,000	5.000%, 06/01/28	A3/A+	999,930

	Twin Creeks, Utah Special Service District BAN
12,000,000	7.250%, 07/15/10	NR/NR*	11,953,560

	Uintah County, Utah Municipal Building Authority Lease Revenue
2,000,000	5.300%, 06/01/28	NR/A+	2,053,100

	Utah State Building Ownership Authority
465,000	5.000%, 05/15/21	Aa1/AA+	492,802
1,755,000	5.250%, 05/15/23	Aa1/AA+	1,847,471
510,000	5.000%, 05/15/23	Aa1/AA+	537,377
1,845,000	5.250%, 05/15/24	Aa1/AA+	1,937,195
1,080,000	5.000%, 05/15/25	Aa1/AA+	1,122,984
1,575,000	5.000%, 05/15/26	Aa1/AA+	1,674,383

	West Bountiful, Utah Courthouse Revenue
410,000	5.000%, 05/01/19	NR/A†††	440,918

	West Valley City, Utah Municipal Building Authority Lease Revenue Refunding
1,890,000	4.375%, 08/01/26 Series A NPFG FGIC Insured	NR/A+†††	1,904,950

	Total Lease		35,922,088

	Tax Revenue (11.0%)

	Aqua Isles, Florida Community Development District Revenue
945,000	7.000%, 05/01/38	NR/NR*	729,417

	Bay County, Florida Sales Tax Revenue
170,000	4.750%, 09/01/23 AGMC Insured	Aa3/NR	169,992

	Bountiful City, Utah Sales Tax Refunding Bond
759,000	3.500%, 06/01/13	NR/AA	797,405
832,000	4.000%, 06/01/17	NR/AA	873,142

	Brigham, Utah Special Assessment Voluntary Assessment Area
1,140,000	5.250%, 08/01/23	A3/NR	1,169,480
1,195,000	5.500%, 08/01/29	A3/NR	1,214,933

	Clark County, Nevada Improvement District
250,000	5.000%, 08/01/16	NR/NR*	209,265

	Coral Canyon, Utah Special Service District
90,000	5.000%, 07/15/13	NR/NR*	87,382
250,000	5.500%, 07/15/18	NR/NR*	213,883

	Florida State Department of Environmental Protection Revenue
1,800,000	5.250%, 07/01/20 NPFG Insured	A1/AA-	1,883,736

	Henderson, Nevada Local Improvement District
95,000	4.500%, 09/01/12	NR/NR*	90,608
295,000	5.000%, 09/01/14	NR/NR*	271,798
295,000	5.000%, 09/01/15	NR/NR*	266,229
235,000	5.000%, 03/01/16	NR/NR*	205,435

	Holladay, Utah Redevelopment Agency
2,715,000	4.900%, 12/30/20	NR/NR*	2,296,374

	Jordanelle, Utah Special Service District
186,000	5.000%, 11/15/14	NR/NR*	176,944
196,000	5.100%, 11/15/15	NR/NR*	181,696
206,000	5.200%, 11/15/16	NR/NR*	188,364
216,000	5.300%, 11/15/17	NR/NR*	194,841
228,000	5.400%, 11/15/18	NR/NR*	204,555
240,000	5.500%, 11/15/19	NR/NR*	212,642
253,000	5.600%, 11/15/20	NR/NR*	221,598
268,000	5.700%, 11/15/21	NR/NR*	231,206
283,000	5.800%, 11/15/22	NR/NR*	242,939
299,000	6.000%, 11/15/23	NR/NR*	258,154

	Jordanelle, Utah Special Service Improvement District
120,000	8.000%, 10/01/11	NR/NR*	119,242

	La Verkin, Utah Sales and Franchise Tax Revenue
571,000	5.100%, 07/15/27	NR/NR*	485,527

	Lehi, Utah Sales Tax
790,000	5.000%, 06/01/24 AGMC Insured	Aa3/AAA	831,341

	Mesquite, Nevada New Special Improvement District
230,000	5.300%, 08/01/11	NR/NR*	225,044
175,000	4.600%, 08/01/11	NR/NR*	169,374
180,000	4.750%, 08/01/12	NR/NR*	170,021
220,000	4.900%, 08/01/13	NR/NR*	203,199
135,000	5.250%, 08/01/17	NR/NR*	116,942
295,000	5.350%, 08/01/19	NR/NR*	242,257
125,000	5.400%, 08/01/20	NR/NR*	101,076
475,000	5.500%, 08/01/25	NR/NR*	359,789

	Mountain Regional Water, Utah Special Service District
2,000,000	5.000%, 12/15/20 NPFG Insured	Baa1/A+	2,045,820

	North Ogden, Utah Sales Tax Revenue
195,000	5.000%, 11/01/24 Syncora Guarantee Inc. Insured	NR/A+†††	208,268

	Payson City, Utah Sales Tax Revenue
445,000	5.000%, 08/01/21 AGMC Insured	Aa3/AAA	478,869

	Pembroke Harbor, Florida Community Development District Revenue
1,800,000	7.000%, 05/01/38	NR/NR*	1,333,872

	Puerto Rico Sales Tax Financing Corp., Series A
2,000,000	5.250%, 08/01/30	A2/A+	2,041,400

	Salt Lake City, Utah Sales Tax
955,000	5.000%, 02/01/21	NR/AAA	1,025,431
1,005,000	5.000%, 02/01/22	NR/AAA	1,074,958
1,060,000	5.000%, 02/01/23	NR/AAA	1,130,384
1,115,000	5.000%, 02/01/24	NR/AAA	1,185,479

	Sandy City, Utah Sales Tax
605,000	5.000%, 09/15/20 AMBAC Insured (pre-refunded)	NR/AA+	664,302

	South Weber City, Utah
525,000	5.000%, 01/15/24 NPFG Insured	Baa1/A	554,878

	Springville, Utah Special Assessment Revenue
400,000	5.500%, 01/15/17	NR/NR*	354,936
457,000	5.650%, 01/15/18	NR/NR*	394,213
483,000	5.800%, 01/15/19	NR/NR*	412,482
510,000	5.900%, 01/15/20	NR/NR*	431,781
540,000	6.000%, 01/15/21	NR/NR*	453,940

	Uintah County, Utah Municipal Building Authority Lease Revenue
500,000	5.000%, 06/01/24	NR/A+	512,755

	Utah Transit Authority Sales Tax Revenue, Series A
1,000,000	5.000%, 06/15/36 AGMC Insured	Aa3/AAA	1,047,140

	Vernal City, Utah Sales Tax Revenue
515,000	4.750%, 09/01/31 AGMC Insured	NR/AAA	522,395
300,000	4.875%, 09/01/34 AGMC Insured	NR/AAA	305,082

	Wasatch County, Utah Building Authority
130,000	5.000%, 10/01/15	A3/NR	137,177
135,000	5.000%, 10/01/16	A3/NR	141,365

	Wasatch County, Utah Sales Tax
205,000	5.000%, 12/01/16 AMBAC Insured	NR/A+	215,373
210,000	5.000%, 12/01/17 AMBAC Insured	NR/A+	219,368
225,000	5.000%, 12/01/18 AMBAC Insured	NR/A+	233,642

	Washington City, Utah Sales Tax
680,000	5.250%, 11/15/17 AMBAC Insured	NR/A	726,648

	Washoe County, Nevada Highway Revenue
1,000,000	5.500%, 02/01/28	A2/AA-	1,057,150

	Weber County, Utah Sales Tax
385,000	5.000%, 07/01/23 AMBAC Insured	A2/NR	397,616

	West Valley City, Utah Redevelopment Agency
1,625,000	5.000%, 03/01/21	NR/A-	1,682,720
320,000	5.000%, 03/01/22	NR/A-	330,509
350,000	5.000%, 03/01/23	NR/A-	360,556
1,000,000	5.000%, 03/01/24	NR/A-	1,027,050

	Total Tax Revenue		38,323,389

	Transportation (2.4%)

	Alaska State International Airport Revenue
175,000	5.000%, 10/01/24 AMBAC Insured AMT	Aa3/NR††	175,910

	Florida State Turnpike Authority Turnpike Revenue
500,000	4.500%, 07/01/22 NPFG Insured	Aa3/AA-	509,235

	Indiana Finance Authority Highway Revenue
1,950,000	4.500%, 12/01/25 NPFG FGIC Insured	Aa2/AA+	1,984,691

	Miami-Dade County, Florida Aviation Revenue
600,000	5.000%, 10/01/24 NPFG FGIC Insured AMT	A2/A	590,286

	North Texas Turnpike Authority Revenue
2,000,000	6.100%, 01/01/28	A2/A-	2,185,080

	Port of Seattle, Washington Revenue
1,095,000	5.100%, 04/01/24 AMT NPFG FGIC Insured	Aa2/AA-	1,095,329

	Utah Transit Authority Sales Tax & Transportation Revenue
1,450,000	4.125%, 06/15/22 AGMC Insured	Aa3/AAA	1,483,553
195,000	5.250%, 06/15/32 AGMC Insured	Aa3/AAA	224,049

	Total Transportation		8,248,133

	Utility (14.3%)

	Alaska Industrial Development & Export Authority
400,000	4.625%, 12/01/16 AMBAC Insured AMT	NR/NR*	391,796

	Central Weber, Utah Sewer Improvement District Revenue Refunding, Series A
4,000,000	5.000%, 03/01/33 AGMC Insured	NR/AAA††	4,142,040
1,000,000	5.000%, 03/01/28 AGMC Insured	NR/AAA††	1,055,930
2,000,000	4.375%, 03/01/30 AGMC Insured	NR/AAA††	1,985,480

	Cowlitz County, Washington Public Utility District Electric Revenue
1,000,000	4.500%, 09/01/26 NPFG Insured	A3/A	993,080

	Eagle Mountain, Utah Gas & Electric
1,385,000	4.250%, 06/01/20 Radian Insured	NR/NR*	1,291,485
1,440,000	5.000%, 06/01/21 Radian Insured	NR/NR*	1,430,194
1,515,000	5.000%, 06/01/22 Radian Insured	NR/NR*	1,494,563

	El Paso, Texas Solid Waste Disposal System Revenue
1,540,000	5.125%, 08/15/28 AGMC Insured	Aa3/AAA	1,586,046

	Garland, Texas Water & Sewer
440,000	4.500%, 03/01/21 AMBAC Insured	NR/AA††	451,383

	Houston, Texas Utility System Revenue, Refunding
1,500,000	5.250%, 05/15/26 Series A NPFG Insured	A1/AA	1,581,360
4,665,000	5.125%, 05/15/28 Series A NPFG Insured	A1/AA	4,829,628

	Indianapolis, Indiana Gas Utility
505,000	5.000%, 08/15/24 AMBAC Insured	Aa3/A+	505,000

	Intermountain Power Agency, Utah Power Supply Revenue, Refunding
1,000,000	4.250%, 07/01/19 Series B	A1/A+	1,024,520
1,000,000	5.000%, 07/01/21 Series A AGMC Insured	Aa3/AAA	1,055,190
1,500,000	5.250%, 07/01/22 Series A	A1/A+	1,585,695
250,000	5.250%, 07/01/23	A1/A+	263,655

	JEA, Florida Electric System Revenue
500,000	5.000%, 10/01/26	Aa3/A+	505,890

	Lower Colorado River Authority, Texas Revenue, Refunding
1,535,000	5.250%, 05/15/29	A1/A	1,611,980

	Manti City, Utah Electric System Revenue
603,000	5.750%, 02/01/17	NR/NR*	576,106

	Miami-Dade County, Florida Water and Sewer Revenue System
1,500,000	5.000%, 10/01/29 AGMC Insured	Aa3/AAA	1,534,410

	Murray City, Utah Utility Electric Revenue
1,340,000	5.000%, 06/01/25 AMBAC Insured	A2/NR	1,414,343

	Orem, Utah Water & Storm Sewer Revenue
1,000,000	5.000%, 07/15/26	NR/AA††	1,076,370

	Pleasant Grove City, Utah Water Revenue
760,000	4.625%, 12/01/23 AGMC Insured	NR/AAA	804,110
1,000,000	5.250%, 12/01/29 AGMC Insured	Aaa/AAA	1,074,710

	Port St. Lucie, Florida Utility System Revenue
2,500,000	5.250%, 09/01/23 NPFG Insured	A2/NR	2,612,650

	Puerto Rico Electric Power Authority Revenue Series XX
1,000,000	4.750%, 07/01/26***	A3/BBB+	989,890

	Rapid City, South Dakota Water Revenue
500,000	5.000%, 11/01/29	A2/NR	501,115

	Rockport, Indiana Pollution Control Revenue Indiana Michigan Power Company Project
1,500,000	4.625%, 06/01/25 Series A FGIC Insured	Baa2/BBB	1,494,255

	Salt Lake & Sandy, Utah Metropolitan Water District, Water Revenue, Refunding
650,000	5.000%, 07/01/31 Series A	NR/AA+††	686,881

	Santa Clara Utah Storm Drain Revenue
877,000	5.100%, 09/15/26	NR/NR*	720,184

	South Valley, Utah Water Reclamation Facility Sewer Revenue
425,000	5.000%, 08/15/30 AMBAC Insured	NR/A	438,464

	Southern Utah Valley Power System
210,000	5.250%, 09/15/13 NPFG Insured	Baa1/A	227,018
225,000	5.250%, 09/15/14 NPFG Insured	Baa1/A	241,502
235,000	5.250%, 09/15/15 NPFG Insured	Baa1/A	249,636
185,000	5.125%, 09/15/21 NPFG Insured	Baa1/A	191,579

	St. George, Utah Electric Revenue
250,000	5.000%, 06/01/38 AGMC Insured	Aa3/NR	256,038

	Tacoma, Washington Solid Waste Utility Revenue
1,000,000	5.000%, 12/01/23 Syncora Guarantee Inc. Insured	A2/AA	1,025,520

	Utah Assessed Municipal Power System
1,000,000	5.000%, 04/01/21 AGMC Insured	Aa3/AAA	1,051,160

	Utah Water Conservancy District
1,400,000	5.250%, 01/15/27	NR/A	1,451,688

	Washington, Utah Electric Revenue
985,000	5.000%, 09/01/21 Syncora Guarantee Inc. Insured	Baa1/NR	1,045,184

	White City, Utah Water Improvement District Revenue
500,000	5.000%, 02/01/23 AGMC Insured	Aa3/NR	529,555

	Wyoming Municipal Power Agency Power Supply System Revenue
720,000	5.500%, 01/01/28 Series A	A2/A-	769,457

	Wyoming Municipal Power Agency Systems Revenue
1,000,000	4.500%, 01/01/29	A2/A-	948,910

	Total Utility		49,695,650

	Water and Sewer (3.5%)

	Eagle Mountain, Utah Water and Sewer
690,000	4.750%, 11/15/25 NPFG Insured	Baa1/A+	701,426

	Jacksonville, Florida Water and Sewer System Revenue
110,000	4.625%, 10/01/22	Aa3/AA-	110,285

	Kearns, Utah Improvement District, Water & Sewer Revenue, Refunding
475,000	4.250%, 05/01/27 AGMC Insured	Aa3/NR	458,746

	Mesquite, Texas Waterworks & Sewer
225,000	4.500%, 03/01/24 AGMC Insured	Aa3/AAA	229,428

	Murray City, Utah Sewer and Water
440,000	5.000%, 10/01/19 AMBAC Insured	A2/NR	457,085

	Ogden City, Utah Sewer & Water Revenue
750,000	4.625%, 06/15/38 AGMC Insured	Aa3/NR	736,613

	Pleasant Grove, Utah Water Revenue
450,000	4.300%, 12/01/20 NPFG Insured	Baa1/A+	457,007

	Smithfield, Utah Water Revenue
90,000	4.750%, 06/01/17	NR/NR*	82,985
94,000	4.800%, 06/01/18	NR/NR*	85,053
99,000	4.850%, 06/01/19	NR/NR*	88,422
103,000	4.900%, 06/01/20	NR/NR*	91,091
108,000	5.000%, 06/01/21	NR/NR*	96,067
114,000	5.050%, 06/01/22	NR/NR*	100,862
120,000	5.100%, 06/01/23	NR/NR*	105,674
126,000	5.150%, 06/01/24	NR/NR*	110,934
132,000	5.200%, 06/01/25	NR/NR*	115,835
139,000	5.250%, 06/01/26	NR/NR*	121,770

	Upper Trinity Regional Water District, Texas
205,000	4.500%, 08/01/20 AMBAC Insured	A3/A-	207,880

	Utah Water Finance Agency Revenue
200,000	5.250%, 07/01/16 AMBAC Insured	NR/NR*	202,718
310,000	5.000%, 10/01/17 AMBAC Insured	NR/NR*	321,278
510,000	5.000%, 07/01/18 AMBAC Insured	A2/NR	530,966
105,000	5.000%, 10/01/20 AMBAC Insured	NR/NR*	107,511
830,000	4.500%, 10/01/22 AMBAC Insured	A1/NR	838,491
740,000	5.125%, 07/01/23 AMBAC Insured	NR/NR*	731,194
870,000	4.500%, 10/01/23 AMBAC Insured	A1/NR	875,786
2,570,000	5.000%, 10/01/25 AMBAC Insured	A2/NR	2,632,580
1,400,000	4.500%, 10/01/28 AMBAC Insured	A1/NR	1,365,658

	Total Water and Sewer		11,963,345

	Total Revenue Bonds		295,758,842

	Total Investments (cost $342,153,620-note b)	98.2%	340,330,206

	Other assets less liabilities	1.8	6,379,298

	Net Assets	100.0%	$346,709,504

Percent of
Portfolio Distribution By Quality Rating	Investments 1

Aaa of Moody’s or AAA of S&P and Fitch	16.9%
Aa of Moody’s or AA of S&P and Fitch	30.7
A of Moody’s or S&P and Fitch	19.9
Baa of Moody’s or BBB of S&P and Fitch	3.7
Not rated*	28.8
100.0%

1 Calculated using the highest rating of the three rating services.

* Any security not rated (NR) by any of the approved credit rating services has been determined by the Investment Manager to have sufficient quality to be ranked in the top four credit ratings if  a credit rating were to be assigned by  a rating service.

** Security pledged as collateral for the Fund's delayed delivery or when - issued commitments.

*** Security purchased on a delayed delivery or when-issued basis.

Fitch Ratings
† AAA
†† AA
††† A
†††† BBB

PORTFOLIO ABBREVIATIONS:
AGMC - Assured Guaranty Municipal Corp.
AMBAC - American Municipal Bond Assurance Corp.
AMT - Alternative Minimum Tax
BAN - Bond Anticipation Note
COP - Certificates of Participation
ETM - Escrowed to Maturity
FGIC - Financial Guaranty Insurance Co.
LOC - Letter of Credit
NPFG - National Public Finance Guarantee
NR - Not Rated
PSF - Permanent School Fund

See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
TAX-FREE FUND FOR UTAH
(unaudited)

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At March 31, 2010, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $342,059,505 amounted to $1,729,299, which consisted of aggregate gross unrealized appreciation of $5,592,351 and aggregate gross unrealized depreciation of $7,321,650.

(c) Fair Value Measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments (details of which can be found in the schedule of investments), used to value the Fund’s net assets as of March 31, 2010:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$-
Level 2 – Other Significant Observable Inputs - Municipal Bonds	$340,330,206
Level 3 – Significant Unobservable Inputs	$-
Total	$340,330,206

Item 2. Controls and Procedures.

(a)           The Fund's principal financial and executive officers have evaluated the Fund's disclosure controls and procedures within 90 days of this filing and have concluded that the Fund's disclosure controls and procedures were effective, as of this date, in ensuring that information required to be disclosed by the Fund in this Form N-Q was timely recorded, processed, summarized and reported.

(b)           The Fund's principal chief financial and executive officers are aware of no change in the Fund's internal control over financial reporting that occurred during the Fund's latest fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3. Exhibits.

Filed as exhibits as part of this Form are separate certifications for each principal financial and executive officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR 270.30a-2(a)).

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TAX-FREE FUND FOR UTAH

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
President and Trustee
May 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
President and Trustee
May 24, 2010

By:	/s/ Joseph P. DiMaggio
Chief Financial Officer and Treasurer
May 24, 2010